Income Taxes (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Recognized taxation of profits	$ 759,000
Statutory nominal rate	34.00%	34.00%
Accumulated tax losses	$ 531,305		$ 786,180
Government subsidies amount	516,770		1,400,450
Presumed credit	516,770		582,488
Referring to the presumed credit	$ 174,410		$ 198,433
Statutory tax	34.00%	34.00%
Annual turnover exceeding (in Euro) | €		€ 750
Minimum effective global rate	15.00%	15.00%